Earning per share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earning per share
10	Earning per share
(a)	Basic earnings per share

Basic earnings per share (“EPS”) is calculated by dividing the profit attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.

(b)	Diluted earnings per share

For the calculation of diluted earnings per share, weighted average number of ordinary shares outstanding is adjusted by the effect of dilutive securities, including share-based awards in respect of share options and restricted share units (“RSU”) as well as puttable shares, under the treasury stock method (collectively forming the denominator for computing the diluted earnings per share). Potentially dilutive securities, including share options, RSU and puttable shares, have been excluded from the computation of weighted average number of ordinary shares for the purpose of diluted earnings per share if their inclusion is anti-dilutive. No adjustments is made to earnings (numerator).

For the years ended December 31, 2017, 2018 and 2019, certain share options, certain RSU and puttable shares that were anti-diluted and excluded from the calculation of diluted earnings per share were immaterial on a weighted average basis.

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2017	2018	2019
Basic earnings per share calculation
Numerator:
Profit for the year attributable to the Company (in millions of RMB)	1,326	1,833	3,982
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	2,593,157,207	3,076,314,670	3,272,754,403
Basic earnings per share (in RMB)	0.51	0.60	1.22
Basic earnings per ADS (in RMB) (note)	N/A	1.19	2.43
Diluted earnings per share calculation
Numerator:
Profit for the year attributable to the Company (in millions of RMB)	1,326	1,833	3,982
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	2,593,157,207	3,076,314,670	3,272,754,403
Adjustments for share options and RSU	46,309,205	82,906,218	74,817,935
Number of shares used in computing diluted earnings per share attributable to the Company	2,639,466,412	3,159,220,888	3,347,572,338
Diluted earnings per share (in RMB)	0.50	0.58	1.19
Diluted earnings per ADS (in RMB) (note)	N/A	1.16	2.38

Note: One ADS represented two Class A ordinary shares of the Company.